Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$1,678	$1,881,860

Aerospace & Defense — 1.1%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	660	638,293
3.10%, 05/01/26 (Call 03/01/26)	657	656,409
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)(a)	675	730,505
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	625	724,075
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	2,393	2,746,661
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	160	176,651

		5,672,594

Agriculture — 1.6%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	760	819,219
4.40%, 02/14/26 (Call 12/14/25)	1,826	2,120,442
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	1,125	1,233,270
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,455	1,584,451
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	894	954,569
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)(a)	990	1,092,178

		7,804,129

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	147	121,960
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	321	314,843
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	87	78,375
Series 2014-2, Class A, 3.75%, 09/03/26	615	555,482

		1,070,660

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,141	1,249,076

Auto Manufacturers — 0.7%
American Honda Finance Corp., 2.30%, 09/09/26(a)	605	650,992
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	890	959,909
5.25%, 03/01/26 (Call 12/01/25)	1,454	1,646,408

		3,257,309

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	635	729,577

Banks — 25.6%
Bank of America Corp.
3.50%, 04/19/26	2,943	3,340,011
4.25%, 10/22/26	2,505	2,895,980
4.45%, 03/03/26	2,754	3,180,842
6.22%, 09/15/26(a)	100	124,258
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	959	1,051,975
2.80%, 05/04/26 (Call 02/04/26)	801	897,280
Bank of Nova Scotia (The), 2.70%, 08/03/26(a)	1,688	1,865,679
Barclays PLC
4.38%, 01/12/26	2,940	3,353,658
5.20%, 05/12/26	2,447	2,789,507
BPCE SA, 3.38%, 12/02/26(a)	690	778,575

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	$3,491	$3,881,259
3.40%, 05/01/26	1,917	2,146,465
3.70%, 01/12/26	2,212	2,507,435
4.30%, 11/20/26	1,505	1,739,043
4.60%, 03/09/26	1,810	2,100,523
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	632	723,324
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	620	688,436
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,873	2,102,293
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(a)	2,470	2,881,700
Deutsche Bank AG, 4.10%, 01/13/26	485	522,321
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	370	397,746
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,040	1,137,448
4.25%, 03/13/26	640	727,117
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	931	1,065,762
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	3,175	3,540,792
3.75%, 02/25/26 (Call 11/25/25)	2,100	2,377,977
HSBC Holdings PLC
3.90%, 05/25/26	2,990	3,361,717
4.30%, 03/08/26	3,270	3,745,033
4.38%, 11/23/26	1,975	2,227,504
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	3,439	3,815,708
3.20%, 06/15/26 (Call 03/15/26)(a)	2,061	2,316,234
3.30%, 04/01/26 (Call 01/01/26)	2,694	3,034,360
4.13%, 12/15/26	2,413	2,832,042
7.63%, 10/15/26	525	704,209
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	775	864,001
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,928	2,191,288
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	1,031	1,124,305
3.85%, 03/01/26	3,023	3,460,458
Mizuho Financial Group Inc., 2.84%, 09/13/26	800	865,768
Morgan Stanley
3.13%, 07/27/26	3,389	3,797,273
3.88%, 01/27/26	3,004	3,449,794
4.35%, 09/08/26	2,595	3,034,671
6.25%, 08/09/26	1,080	1,391,677
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	1,242	1,358,984
3.38%, 01/14/26	720	819,007
Natwest Group PLC, 4.80%, 04/05/26	1,715	2,022,362
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)	891	987,789
Royal Bank of Canada, 4.65%, 01/27/26(a)	1,292	1,535,477
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	1,274	1,347,599
State Street Corp., 2.65%, 05/19/26(a)	824	915,588
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	2,555	2,762,696
3.01%, 10/19/26	1,446	1,588,142
3.78%, 03/09/26	1,581	1,806,893
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	785	880,330
3.80%, 10/30/26 (Call 09/30/26)	865	1,002,310

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	$1,172	$1,311,984
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,631	1,790,300
Wachovia Corp., 7.57%, 08/01/26(b)	485	631,101
Wells Fargo & Co.
3.00%, 04/22/26	3,829	4,196,699
3.00%, 10/23/26	3,922	4,300,512
4.10%, 06/03/26	2,863	3,243,893
Westpac Banking Corp.
2.70%, 08/19/26	1,103	1,218,605
2.85%, 05/13/26	1,826	2,028,996

		126,782,715

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	3,980	4,523,469
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,920	2,175,014
Coca-Cola Co. (The)
2.25%, 09/01/26(a)	945	1,032,564
2.55%, 06/01/26	770	851,058
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	750	861,600
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	611	669,027
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	2,185	2,307,731
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,335	1,462,826
2.85%, 02/24/26 (Call 11/24/25)	687	765,923

		14,649,212

Biotechnology — 1.1%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	1,572	1,728,461
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	3,078	3,546,533

		5,274,994

Building Materials — 0.4%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	335	348,846
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	540	601,252
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	420	486,515
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	696	748,736

		2,185,349

Chemicals — 1.1%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	585	652,614
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	994	1,121,898
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	704	774,428
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	775	889,158
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	977	1,105,319
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	120	137,142
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	883	962,223

		5,642,782

Commercial Services — 0.8%
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	1,095	1,302,316
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	1,507	1,665,054
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	936	1,115,366

		4,082,736

Computers — 4.7%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26)	2,393	2,575,394
2.45%, 08/04/26 (Call 05/04/26)	2,405	2,637,155
3.25%, 02/23/26 (Call 11/23/25)	3,585	4,065,999

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(c)	$2,073	$2,328,850
6.02%, 06/15/26 (Call 03/15/26)(c)	4,882	5,718,775
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)	40	40,066
International Business Machines Corp.
3.30%, 05/15/26	3,391	3,855,974
3.45%, 02/19/26(a)	1,805	2,059,234

		23,281,447

Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
2.45%, 11/03/26	880	976,466
2.70%, 02/02/26(a)	632	710,791
Unilever Capital Corp., 2.00%, 07/28/26	705	759,179

		2,446,436

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26 (Call 02/03/26)	650	630,974
Air Lease Corp., 3.75%, 06/01/26 (Call 04/01/26)	753	765,470
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	865	813,930
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)(a)	1,152	1,302,129
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	470	518,838
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	414	471,451
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	1,882	2,082,151
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	345	391,634
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)(a)	648	749,820
Invesco Finance PLC, 3.75%, 01/15/26(a)	423	476,476
Legg Mason Inc., 4.75%, 03/15/26	365	424,272
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	799	908,583
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	876	1,006,506
Raymond James Financial Inc., 3.63%, 09/15/26(a)	602	680,158
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	785	817,789

		12,040,181

Electric — 5.4%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	425	479,617
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	445	503,469
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	165	177,895
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	35	38,489
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	60	64,420
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	767	818,558
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	550	605,093
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)(a)	445	485,704
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	465	512,058
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	692	752,335
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	731	823,194
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	1,976	2,173,244
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	945	1,067,963
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	450	487,318
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	547	623,886
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,078	1,208,805
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	510	552,646
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	100	108,444

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	$1,076	$1,218,947
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	320	315,280
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,145	1,254,187
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	411	457,612
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	690	767,459
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)(a)	516	582,420
Pacific Gas and Electric Co., 3.15%, 01/01/26	2,550	2,679,234
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	820	914,079
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	565	610,516
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	590	641,141
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	401	436,765
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	2,064	2,343,610
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	515	554,933
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	940	1,057,246
Series B, 2.95%, 11/15/26 (Call 08/15/26)	630	705,606
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	560	640,069

		26,662,242

Electronics — 1.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	371	410,330
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	592	663,472
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	99	107,783
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,120	1,238,485
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	1,764	1,955,941
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	190	204,423
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	1,008	1,173,070

		5,753,504

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	675	748,555

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	134,919
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	746	819,518
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	445	491,738
Kellogg Co., 3.25%, 04/01/26	670	756,772
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,028	1,135,405
3.50%, 02/01/26 (Call 11/01/25)	524	594,740
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)(a)	632	723,198
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	1,281	1,390,769
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,060	1,225,742

		7,272,801

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	937	1,072,856

Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	585	633,544
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	760	829,973
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	320	347,536

		1,811,053

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	665	759,676

Security	Par (000)	Value

Health Care – Products — 1.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	$2,105	$2,472,849
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,006	1,110,473
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,053	1,211,066
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	1,299	1,476,248
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)(a)	1,500	1,681,650
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	800	874,520

		8,826,806

Health Care – Services — 1.0%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	1,830	2,151,312
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	30	32,784
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	735	838,995
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	414	426,482
3.10%, 03/15/26	1,460	1,649,318

		5,098,891

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	805	815,328
Owl Rock Capital Corp., 4.25%, 01/15/26 (Call 12/15/25)	10	10,015

		825,343

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	495	547,812

Insurance — 3.7%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	540	601,079
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	748	864,314
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	571	618,850
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,029	2,326,695
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	625	720,950
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	2,982	3,368,109
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	614,474
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)(a)	630	737,283
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	300	330,069
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	590	662,924
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	615	702,865
Manulife Financial Corp., 4.15%, 03/04/26	1,104	1,319,302
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	968	1,117,091
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	587	643,916
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	505	559,782
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	710	734,296
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	515	575,744
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	166	211,028
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	648	752,659
Voya Financial Inc., 3.65%, 06/15/26	575	651,745

		18,113,175

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	2,452	2,655,197
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,170	1,315,080
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	715	751,866

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
JD.com Inc., 3.88%, 04/29/26	$653	$730,008

		5,452,151

Iron & Steel — 0.7%
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)	824	879,604
Vale Overseas Ltd., 6.25%, 08/10/26(a)	2,005	2,404,135

		3,283,739

Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	587	610,556
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,166	1,169,288
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	860	848,175
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)(c)	560	587,071

		3,215,090

Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	530	578,564
John Deere Capital Corp.
2.25%, 09/14/26	845	921,143
2.65%, 06/10/26	385	427,000
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	660	697,158
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	705	792,420

		3,416,285

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	875	950,906
General Electric Co., 5.55%, 01/05/26	450	523,751
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	1,290	1,432,068
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	507	548,898
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	565	627,257

		4,082,880

Media — 2.1%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	2,615	2,936,749
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	763	895,647
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	590	657,449
TCI Communications Inc., 7.88%, 02/15/26	470	642,791
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	352	384,930
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	1,222	1,281,096
3.00%, 02/13/26	736	819,786
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)	900	1,012,014
Walt Disney Co. (The)
1.75%, 01/13/26	1,030	1,075,866
3.38%, 11/15/26 (Call 08/15/26)	764	864,848

		10,571,176

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	60	76,891

Oil & Gas — 4.6%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	1,183	1,314,562
3.41%, 02/11/26 (Call 12/11/25)	1,242	1,391,487
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	2,431	2,719,584
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,561	1,896,584
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	926	946,205
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	817	951,478
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,365	1,476,275
3.04%, 03/01/26 (Call 12/01/25)	2,858	3,186,270

Security	Par (000)	Value

Oil & Gas (continued)
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	$1,070	$1,171,040
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	885	1,044,982
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	685	657,497
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	773	899,509
Shell International Finance BV
2.50%, 09/12/26	1,286	1,403,566
2.88%, 05/10/26	2,097	2,329,851
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,374	1,512,609

		22,901,499

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	245	269,936
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	1,096	1,291,340

		1,561,276

Pharmaceuticals — 6.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(c)	4,796	5,293,537
3.20%, 05/14/26 (Call 02/14/26)	2,227	2,479,408
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	2,373	2,694,518
Cigna Corp., 4.50%, 02/25/26 (Call 11/27/25)	1,546	1,826,228
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	2,159	2,360,759
3.00%, 08/15/26 (Call 06/15/26)	972	1,074,711
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	2,326	2,577,417
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	363	367,116
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	2,678	3,054,366
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	876	978,142
Pfizer Inc.
2.75%, 06/03/26	1,400	1,569,834
3.00%, 12/15/26	2,003	2,294,236
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,287	3,693,471

		30,263,743

Pipelines — 2.8%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	515	606,912
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	824	951,547
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	1,095	1,189,181
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,124	1,278,157
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	470	548,819
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	683	777,753
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	395	427,769
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	840	902,630
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,697	2,040,642
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	706	778,068
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	550	572,776
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	1,233	1,472,782
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,195	1,563,502
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	600	693,612

		13,804,150

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	$576	$670,481

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	643	738,428
4.30%, 01/15/26 (Call 10/15/25)	195	226,810
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)	637	670,309
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)(a)	1,217	1,378,605
4.40%, 02/15/26 (Call 11/15/25)	681	795,462
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	550	603,812
2.95%, 05/11/26 (Call 02/11/26)	693	758,523
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	1,404	1,523,930
3.65%, 02/01/26 (Call 11/03/25)	1,410	1,585,644
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	525	561,414
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)(a)	375	391,541
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	991	1,128,442
4.45%, 02/15/26 (Call 11/15/25)	891	1,042,399
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	490	527,211
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	325	358,634
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	545	527,369
Equinix Inc., 2.90%, 11/18/26 (Call 09/18/26)	850	930,827
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	690	764,962
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	560	614,253
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	1,175	1,315,224
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	606	662,437
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)(a)	791	880,367
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	300	321,222
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	645	673,006
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	410	397,692
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	533	577,036
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	485	517,228
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	695	752,859
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	145	163,300
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	665	771,786
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	530	564,667
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	832	919,385
3.30%, 01/15/26 (Call 10/15/25)	1,040	1,144,073
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	200	205,776
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	150	160,314
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	355	333,760
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	595	642,630
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	557	585,218
4.13%, 01/15/26 (Call 10/15/25)(a)	576	638,807
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	645	718,549

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	$724	$825,664
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	245	275,289

		29,174,864

Retail — 3.2%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	552	609,127
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,228	1,330,366
3.00%, 04/01/26 (Call 01/01/26)	1,383	1,562,790
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,548	1,687,614
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	2,384	2,730,896
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	394	447,115
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)(a)	808	879,233
Target Corp., 2.50%, 04/15/26	1,163	1,284,382
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	1,019	1,091,930
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,905	2,100,853
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	1,698	1,929,404

		15,653,710

Semiconductors — 2.7%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,255	1,430,474
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)(c)	1,557	1,705,818
4.25%, 04/15/26 (Call 02/15/26)(c)	3,085	3,493,115
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)(a)	1,089	1,205,872
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,010	1,167,277
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	855	1,002,761
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,145	1,302,174
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	735	880,199
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	1,103	1,241,967

		13,429,657

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	799	915,334
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	505	564,085
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	625	750,575
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,469	1,644,502
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	2,586	2,914,189
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	4,307	4,738,518
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)(a)	3,512	3,872,191

		15,399,394

Telecommunications — 2.6%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	886	971,880
3.88%, 01/15/26 (Call 10/15/25)	912	1,038,211
4.13%, 02/17/26 (Call 11/17/25)	2,934	3,377,650
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,628	1,816,262
2.95%, 02/28/26	904	1,023,491
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	725	806,113
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)(c)	649	658,871
Verizon Communications Inc., 2.63%, 08/15/26	2,710	2,991,488

		12,683,966

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	686	725,857

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.5%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	$610	$671,647
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	880	971,599
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,041	1,155,708
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	810	940,880
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	762	849,599
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	580	618,303
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)(a)	1,139	1,251,066
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	750	823,950

		7,282,752

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	476	505,103

Total Corporate Bonds & Notes — 98.9% (Cost: $451,096,134)		489,698,435

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	14,994	15,010,609
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	4,287	4,287,000

		19,297,609

Total Short-Term Investments — 3.9% (Cost: $19,278,598)		19,297,609

Total Investments in Securities — 102.8% (Cost: $470,374,732)		508,996,044

Other Assets, Less Liabilities — (2.8)%		(14,008,959)

Net Assets — 100.0%		$494,987,085

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,908,639	$—		$(6,895,803	)(a)	$(14,793)	$12,566	$15,010,609	14,994	$77,459	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	963,000	3,324,000	(a)	—		—	—	4,287,000	4,287	12,770		—

						$(14,793)	$12,566	$19,297,609		$90,229		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$489,698,435	$—	$489,698,435
Money Market Funds	19,297,609	—	—	19,297,609

	$19,297,609	$489,698,435	$—	$508,996,044

7